Allowance for Credit Losses - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Financing Receivable Allowance For Credit Losses [Line Items]
Credit loss expense	$ 8,748	$ 13,220	$ 34,154	$ 27,310
Credit Loss Write Off	$ 10,461	$ 9,924	$ 32,108	$ 32,329